General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 48	$ 81
Professional fees	35	9
Management fees	116	188
Investor relations	3	16
Filing fees	9	11
Salaries and benefits	75	131
General office expenses	19	99
Total	$ 305	$ 535